Cost of revenue	12 Months Ended
Dec. 31, 2022
Cost of revenue [Abstract]
Cost of revenue

Note 17 — Cost of revenue

Cost of revenue primarily consists of expenses for consultants directly involved in the delivery of services to customers.

	2022	2021	2020
	EUR	EUR	EUR
Cost of revenue	90,270	110,588	74,546

72%, 26% and 34% of the cost of revenue were incurred from transactions with related parties of the Company for the year ended December 31, 2022, 2021 and 2020, respectively.

Four suppliers, each accounted for over 10% of the Group’s total cost of revenue, represented 88%, 56% and 88% of the Group’s cost of revenue for the years ended December 31, 2022, 2021 and 2020, respectively. Trade payable from these suppliers was EUR37,853, EUR6,112 and EUR7,560 as of December 31, 2022, 2021 and 2020, respectively.